Schedule of Investments (unaudited)
January 31, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
United States — 0.0%
Federal National Mortgage Association-ACES, Series 2017, Class A2, 2.96%, 09/25/27(a)	$66	$63,815
Total Collateralized Mortgage Obligations — 0.0% (Cost: $63,628)		63,815
Corporate Bonds & Notes
Australia — 0.8%
MTR Corp. CI Ltd., 2.50%, 11/02/26(b)	1,100	1,064,585
Norinchukin Bank (The), 1.28%, 09/22/26(c)	780	734,814
Principal Life Global Funding II, 1.25%, 08/16/26(c)	915	869,588
WP Carey Inc., 2.45%, 02/01/32	659	545,996
		3,214,983
Brazil — 0.5%
Suzano Austria GmbH, 5.75%, 07/14/26(b)	830	837,356
Suzano International Finance BV, 5.50%, 01/17/27(d)	1,277	1,285,237
		2,122,593
Canada — 1.5%
Alimentation Couche-Tard Inc., 3.63%, 05/13/51(c)	570	390,410
Brookfield Finance Inc., 2.72%, 04/15/31	830	725,839
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	810	789,526
Manulife Financial Corp., 3.70%, 03/16/32	1,225	1,121,771
Royal Bank of Canada, 1.15%, 07/14/26	1,359	1,296,832
Southern Power Co., 0.90%, 01/15/26	687	662,929
Toronto-Dominion Bank (The), 5.26%, 12/11/26(d)	783	791,620
		5,778,927
Chile — 0.6%
Colbun SA, 3.15%, 01/19/32(b)	940	791,426
Engie Energia Chile SA, 6.38%, 04/17/34(b)	800	809,784
Inversiones CMPC SA, 4.38%, 04/04/27(b)(d)	780	769,580
		2,370,790
China — 5.7%
Agricultural Bank of China Ltd./Hong Kong, 2.00%, 03/01/25(b)	1,200	1,197,315
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(b)	400	387,194
2.00%, 01/18/27(b)	600	572,173
Amipeace Ltd., 1.75%, 11/09/26(b)	700	666,473
Baidu Inc., 2.38%, 08/23/31(d)	1,105	939,031
Bank of China Ltd./Johannesburg, 1.88%, 02/16/25(b)	600	599,384
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(b)	1,200	1,154,452
Bank of China Ltd./Paris, 4.75%, 11/23/25(b)	600	599,656
Bank of China Ltd./Singapore, 3.25%, 04/28/25(b)	700	697,284
Chengdu Tianfu New Area Investment Group Co. Ltd., 5.45%, 04/10/27(b)	200	201,313
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(b)	1,400	1,374,857
5.00%, 11/30/26(b)	800	805,629
China Construction Bank Corp./London, 3.13%, 05/17/25(b)	1,400	1,392,950
China Construction Bank Corp./Sydney, 4.50%, 05/31/26(b)	800	799,176
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(b)	1,400	1,368,726
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(b)	500	474,046
Security	Par (000)	Value
China (continued)
China Merchants Bank Co. Ltd./Sydney, 2.00%, 03/02/25(b)	$400	$399,050
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(b)	1,800	1,711,682
2.95%, 06/01/25(b)	2,300	2,285,780
5.38%, 10/25/26(b)	1,400	1,417,614
Industrial Bank Co. Ltd./Hong Kong, 3.25%, 05/18/25(b)	1,000	995,195
Lenovo Group Ltd., 6.54%, 07/27/32(b)	905	945,865
Shanghai Pudong Development Bank Co. Ltd., 3.25%, 07/14/25(b)	600	595,528
Shanhai Hong Kong International Investments Ltd., 5.00%, 06/16/25(b)	200	198,348
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(b)	660	495,647
Xingcheng Bvi Ltd., 2.38%, 10/08/26(b)	600	566,137
		22,840,505
Denmark — 0.3%
AP Moller - Maersk A/S, 5.88%, 09/14/33(c)	1,312	1,350,928
France — 1.0%
BNP Paribas SA, 1.68%, 06/30/27, (1-day SOFR + 0.912%)(a)(c)	1,745	1,668,237
Electricite de France SA, 3.63%, 10/13/25(c)(d)	2,190	2,170,515
		3,838,752
Germany — 4.4%
Deutsche Bank AG/New York, 1.69%, 03/19/26	1,420	1,374,620
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	3,442	2,818,410
1.00%, 10/01/26	4,481	4,249,541
1.75%, 09/14/29	3,370	3,003,244
4.38%, 02/28/34	3,384	3,326,011
Landesbank Baden-Wuerttemberg, 2.00%, 02/24/25(b)	1,200	1,197,969
RWE Finance U.S. LLC, 5.88%, 04/16/34(c)(d)	1,700	1,702,047
		17,671,842
Hong Kong — 1.4%
CMB International Leasing Management Ltd., 1.75%, 09/16/26(b)	600	570,597
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31(b)	700	583,579
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(b)	1,300	1,246,230
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(b)	900	874,863
MTR Corp. Ltd., 1.63%, 08/19/30(b)	1,860	1,591,453
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(b)	900	863,769
		5,730,491
Hungary — 0.3%
MVM Energetika Zrt, 7.50%, 06/09/28(b)	1,100	1,148,544
India — 1.2%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(b)(d)	890	796,283
3.84%, 12/13/27(b)	800	778,883
Power Finance Corp. Ltd., 3.75%, 12/06/27(b)	700	674,958
REC Ltd.
3.88%, 07/07/27(b)	900	874,355
4.75%, 09/27/29(b)	400	391,255

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
India (continued)
5.63%, 04/11/28(b)(d)	$1,200	$1,215,781
		4,731,515
Indonesia — 0.5%
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	730	730,258
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	1,200	1,110,767
		1,841,025
Ireland — 0.4%
Bank of Ireland Group PLC, 6.25%, 09/16/26, (1-year CMT + 2.650%)(a)(c)	1,650	1,663,185
Japan — 4.0%
Aozora Bank Ltd.
5.90%, 03/02/26(b)	400	401,486
5.90%, 09/08/26(b)	700	703,865
Central Nippon Expressway Co. Ltd., 0.89%, 12/10/25(b)	700	677,512
Honda Motor Co. Ltd.
2.27%, 03/10/25(d)	1,605	1,600,940
2.53%, 03/10/27	1,672	1,601,881
2.97%, 03/10/32	1,224	1,061,887
Marubeni Corp., 1.58%, 09/17/26(b)	900	854,017
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(c)	575	485,150
Mizuho Financial Group Inc.
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)	765	711,351
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	2,225	2,279,377
Norinchukin Bank (The)
4.87%, 09/14/27(c)	775	771,843
5.09%, 10/16/29(c)	900	895,332
5.43%, 03/09/28(c)(d)	760	766,725
Sumitomo Mitsui Financial Group Inc., 2.47%, 01/14/29	905	825,489
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/26(c)	795	767,523
2.80%, 03/10/27(c)	730	702,199
5.50%, 03/09/28(c)	815	827,630
		15,934,207
Kuwait — 0.2%
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.160%)(a)(b)	900	907,261
Mexico — 0.2%
Trust Fibra Uno, 7.38%, 02/13/34(b)	855	838,701
Netherlands — 2.6%
ABN AMRO Bank NV, 2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(c)	1,685	1,528,265
Cooperatieve Rabobank UA
0.55%, 02/24/27, (1-year CMT + 0.550%)(a)(c)(d)	1,475	1,418,190
1.00%, 09/24/26, (1-year CMT + 0.730%)(a)(c)(d)	1,615	1,575,026
ING Groep NV
1.40%, 07/01/26, (1-year CMT + 1.100%)(a)(c)	1,735	1,710,730
4.63%, 01/06/26(c)(d)	1,965	1,967,684
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(c)(d)	2,030	1,984,389
		10,184,284
Portugal — 0.3%
EDP Finance BV, 1.71%, 01/24/28(c)	1,425	1,299,808
Qatar — 0.2%
QNB Finance Ltd., 1.63%, 09/22/25(b)	1,000	977,097
Security	Par (000)	Value
Saudi Arabia — 4.4%
Gaci First Investment Co.
4.75%, 02/14/30(b)	$2,900	$2,835,434
4.88%, 02/14/35(b)	3,300	3,102,517
5.00%, 10/13/27(b)	2,000	1,996,763
5.13%, 02/14/53(b)	2,900	2,442,730
5.25%, 10/13/32(b)	2,920	2,879,255
5.38%, 10/13/2122(b)	800	658,006
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(b)	1,200	1,176,851
2.41%, 09/17/30(b)	900	782,025
Saudi Electricity Sukuk Programme Co., 4.63%, 04/11/33(b)	1,850	1,801,917
		17,675,498
Singapore — 0.2%
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(b)	800	799,031
South Korea — 3.4%
Doosan Enerbility Co. Ltd., 5.50%, 07/17/26(b)	600	605,194
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(b)	625	626,016
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	1,125	1,083,993
2.50%, 01/24/27(b)	450	429,879
Kia Corp.
1.75%, 10/16/26(b)	550	522,041
2.38%, 02/14/25(b)	550	549,543
2.75%, 02/14/27(b)	530	508,218
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(a)(b)	780	788,766
LG Chem Ltd., 3.63%, 04/15/29(b)	745	700,134
LG Energy Solution Ltd.
5.38%, 07/02/29(b)	1,485	1,480,192
5.50%, 07/02/34(b)	770	743,401
5.63%, 09/25/26(b)	825	830,959
5.75%, 09/25/28(b)	925	939,210
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(b)(d)	840	780,402
SK Battery America Inc.
2.13%, 01/26/26(b)	1,200	1,160,319
4.88%, 01/23/27(b)	600	599,337
SK On Co. Ltd., 5.38%, 05/11/26(b)	1,400	1,406,477
		13,754,081
Supranational — 0.5%
New Development Bank (The), 5.13%, 04/26/26(b)	1,900	1,897,882
Sweden — 0.4%
Swedbank AB, 1.54%, 11/16/26(c)(d)	1,540	1,461,724
United Arab Emirates — 5.1%
Abu Dhabi Commercial Bank PJSC
4.50%, 09/14/27(b)	900	890,025
5.50%, 01/12/29(b)	1,100	1,119,720
Abu Dhabi National Energy Co. PJSC
4.70%, 04/24/33(b)	1,550	1,494,891
4.75%, 03/09/37(b)	1,400	1,312,437
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(b)	700	713,334
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(b)	700	676,491
5.50%, 05/16/34(b)	900	905,417
Commercial Bank of Dubai PSC, 5.32%, 06/14/28(b)	800	803,724
DP World Crescent Ltd., 5.50%, 09/13/33(b)	2,400	2,391,568
Emirates NBD Bank PJSC, 5.88%, 10/11/28(b)	1,300	1,337,426

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
First Abu Dhabi Bank PJSC
4.77%, 06/06/28(b)	$1,000	$994,895
5.13%, 10/13/27(b)	1,175	1,183,324
MAF Sukuk Ltd.
3.93%, 02/28/30(b)	1,000	939,073
4.64%, 05/14/29(b)	1,400	1,362,746
5.00%, 06/01/33(b)	600	585,675
Masdar Abu Dhabi Future Energy Co.
4.88%, 07/25/29(b)	900	890,380
4.88%, 07/25/33(b)	1,200	1,161,399
5.25%, 07/25/34(b)	900	887,603
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	1,107	889,973
		20,540,101
United States — 35.9%
AES Andes SA, 6.30%, 03/15/29(b)	750	759,940
AES Corp. (The)
1.38%, 01/15/26	1,358	1,314,019
2.45%, 01/15/31(d)	1,633	1,366,462
5.45%, 06/01/28	1,475	1,486,756
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32	1,489	1,191,647
2.95%, 03/15/34	1,317	1,082,419
3.80%, 04/15/26(d)	759	750,382
4.75%, 04/15/35	822	771,263
American Homes 4 Rent LP, 5.50%, 02/01/34	982	974,425
Apple Inc., 3.00%, 06/20/27(d)	1,762	1,709,866
Arizona Public Service Co., 2.65%, 09/15/50	675	390,544
AvalonBay Communities Inc.
1.90%, 12/01/28	915	821,576
2.05%, 01/15/32(d)	1,145	949,454
Avangrid Inc.
3.20%, 04/15/25	1,185	1,181,121
3.80%, 06/01/29	1,221	1,159,848
Boston Properties LP
2.45%, 10/01/33(d)	1,385	1,066,534
2.55%, 04/01/32	1,415	1,148,204
3.40%, 06/21/29	1,870	1,727,944
4.50%, 12/01/28	940	915,196
6.50%, 01/15/34(d)	1,210	1,264,872
6.75%, 12/01/27	1,275	1,327,245
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61(d)	1,250	844,221
Series 20A, 3.35%, 04/01/30(d)	1,090	1,015,973
Series 20B, 3.95%, 04/01/50	1,579	1,217,778
Dominion Energy Inc., Series C, 2.25%, 08/15/31	1,402	1,171,419
DTE Electric Co.
3.95%, 03/01/49	1,103	857,947
Series A, 1.90%, 04/01/28	1,122	1,030,693
Series A, 4.05%, 05/15/48	802	640,539
Series B, 3.25%, 04/01/51	727	493,310
Series B, 3.65%, 03/01/52	589	428,850
Duke Energy Carolinas LLC, 3.95%, 11/15/28	1,120	1,091,398
Duke Energy Florida LLC, 2.50%, 12/01/29	1,100	992,771
Duke Energy Progress LLC
3.45%, 03/15/29	1,018	967,917
5.10%, 03/15/34	840	831,857
Equinix Inc.
1.00%, 09/15/25(d)	1,353	1,322,068
1.55%, 03/15/28	1,197	1,084,562
2.50%, 05/15/31	1,758	1,507,542
3.90%, 04/15/32	1,965	1,809,931
Security	Par (000)	Value
United States (continued)
ERP Operating LP
1.85%, 08/01/31	$784	$649,579
4.15%, 12/01/28	657	642,163
Evergy Kansas Central Inc., 2.55%, 07/01/26	585	568,863
Federal Realty OP LP
1.25%, 02/15/26	777	750,268
5.38%, 05/01/28	553	559,945
Fifth Third Bancorp, 1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)	820	776,991
Ford Motor Co.
3.25%, 02/12/32	4,045	3,383,560
6.10%, 08/19/32(d)	2,915	2,905,254
General Motors Co.
5.40%, 10/15/29(d)	1,634	1,645,428
5.60%, 10/15/32(d)	2,062	2,064,061
Georgia Power Co., 3.25%, 04/01/26	557	548,538
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(c)	1,555	1,512,747
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(c)	1,640	1,590,393
3.75%, 09/15/30(c)(d)	652	577,367
8.00%, 06/15/27(c)(d)	1,407	1,465,264
Healthpeak OP LLC
1.35%, 02/01/27	942	881,137
2.13%, 12/01/28	803	725,467
Host Hotels & Resorts LP
5.70%, 07/01/34	996	987,475
Series H, 3.38%, 12/15/29	758	699,071
Series I, 3.50%, 09/15/30	1,780	1,618,031
Series J, 2.90%, 12/15/31	451	385,372
Hyundai Capital America, 5.80%, 06/26/25(c)(d)	1,241	1,244,793
Interstate Power & Light Co.
3.50%, 09/30/49	426	295,762
3.60%, 04/01/29	651	618,833
4.10%, 09/26/28(d)	636	619,930
JPMorgan Chase & Co., 6.07%, 10/22/27, (1-day SOFR + 1.330%)(a)	3,437	3,514,975
Kaiser Foundation Hospitals
3.15%, 05/01/27	950	922,414
Series 2021, 2.81%, 06/01/41	1,970	1,395,383
Kilroy Realty LP
2.50%, 11/15/32	570	440,266
2.65%, 11/15/33	822	626,924
4.75%, 12/15/28	635	619,239
Kimco Realty OP LLC, 2.70%, 10/01/30	850	755,382
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(c)	977	823,385
Massachusetts Institute of Technology, 3.96%, 07/01/38(d)	811	725,701
Metropolitan Life Global Funding I, 0.95%, 07/02/25(c)(d)	1,290	1,270,862
MidAmerican Energy Co.
2.70%, 08/01/52	765	459,863
3.10%, 05/01/27(d)	677	656,264
3.15%, 04/15/50	918	612,431
3.65%, 04/15/29	1,380	1,318,411
3.65%, 08/01/48(d)	1,135	833,425
3.95%, 08/01/47	842	655,210
4.25%, 07/15/49	1,477	1,193,603
5.30%, 02/01/55	1,000	934,505
5.35%, 01/15/34	607	615,239
5.85%, 09/15/54	1,660	1,678,761

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Nature Conservancy (The), Series A, 3.96%, 03/01/52	$482	$381,621
New York State Electric & Gas Corp.
5.30%, 08/15/34(c)	849	835,034
5.65%, 08/15/28(c)	580	594,477
5.85%, 08/15/33(c)	709	725,307
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28	2,496	2,268,879
Niagara Mohawk Power Corp.
1.96%, 06/27/30(c)	930	792,054
5.78%, 09/16/52(c)	788	768,685
NiSource Inc., 5.00%, 06/15/52	576	507,050
Norinchukin Bank (The), 2.08%, 09/22/31(c)	840	688,361
Northern States Power Co./MN
2.25%, 04/01/31	740	633,058
2.60%, 06/01/51	718	423,872
2.90%, 03/01/50(d)	920	583,579
3.20%, 04/01/52	679	446,864
4.50%, 06/01/52	775	647,383
5.40%, 03/15/54	1,125	1,076,950
NSTAR Electric Co.
3.10%, 06/01/51	472	306,333
3.25%, 05/15/29	652	611,305
3.95%, 04/01/30	672	642,337
4.95%, 09/15/52	625	555,613
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	732	685,053
Pacific Life Global Funding II, 1.38%, 04/14/26(c)	1,315	1,266,582
PacifiCorp
2.90%, 06/15/52	1,627	957,497
5.50%, 05/15/54	1,971	1,815,263
Piedmont Operating Partnership LP, 3.15%, 08/15/30	455	390,503
PNC Financial Services Group Inc. (The), 4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(a)	2,225	2,223,910
Prologis LP
1.25%, 10/15/30	1,255	1,032,270
4.63%, 01/15/33(d)	1,206	1,162,780
Prudential Financial Inc., 1.50%, 03/10/26	866	838,949
Public Service Co. of Colorado
3.70%, 06/15/28	776	750,583
4.10%, 06/15/48	560	432,480
5.75%, 05/15/54	1,360	1,340,629
Series 34, 3.20%, 03/01/50	873	570,785
Series 36, 2.70%, 01/15/51	580	342,009
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31	708	590,856
Series K, 3.15%, 08/15/51	668	425,101
Puget Sound Energy Inc.
5.45%, 06/01/53	539	509,299
5.69%, 06/15/54	830	812,572
Rexford Industrial Realty LP, 2.15%, 09/01/31	689	570,771
RWE Finance U.S. LLC, 6.25%, 04/16/54(c)	1,600	1,561,014
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(d)	493	303,441
Solar Star Funding LLC, 5.38%, 06/30/35(c)(d)	1,152	1,149,348
Southern Power Co., 4.15%, 12/01/25	1,015	1,011,297
Southwestern Electric Power Co., 3.25%, 11/01/51	1,076	683,854
Southwestern Public Service Co.
3.75%, 06/15/49	498	359,933
Series 8, 3.15%, 05/01/50	951	608,807
Toyota Motor Credit Corp., 2.15%, 02/13/30	1,286	1,131,417
Tucson Electric Power Co., 1.50%, 08/01/30	496	412,290
Security	Par (000)	Value
United States (continued)
UDR Inc.
1.90%, 03/15/33	$624	$479,860
3.10%, 11/01/34	561	457,278
Union Electric Co., 2.63%, 03/15/51	967	570,968
Union Pacific Corp., 4.95%, 09/09/52	981	895,033
Verizon Communications Inc.
1.50%, 09/18/30	1,655	1,378,814
2.85%, 09/03/41	1,638	1,136,118
3.88%, 02/08/29	1,610	1,555,014
3.88%, 03/01/52	1,640	1,210,657
5.05%, 05/09/33(d)	1,760	1,739,859
5.50%, 02/23/54(d)	1,645	1,575,328
Welltower OP LLC
2.70%, 02/15/27(d)	850	818,116
3.85%, 06/15/32	944	864,651
Wisconsin Electric Power Co., 4.75%, 09/30/32	770	757,142
Wisconsin Power and Light Co.
1.95%, 09/16/31	608	499,492
3.95%, 09/01/32	920	852,214
4.95%, 04/01/33	447	434,592
5.38%, 03/30/34	532	530,285
Wisconsin Public Service Corp., 2.85%, 12/01/51(d)	719	441,743
Xylem Inc./New York
1.95%, 01/30/28	945	871,272
2.25%, 01/30/31(d)	890	764,181
		143,697,700
Total Corporate Bonds & Notes — 76.0% (Cost: $315,182,599)		304,271,455
Foreign Government Obligations(e)
Canada — 0.8%
CDP Financial Inc., 1.00%, 05/26/26(c)	1,800	1,722,159
Export Development Canada, 4.75%, 06/05/34	1,565	1,579,111
		3,301,270
Chile — 1.2%
Chile Government International Bond
2.55%, 01/27/32	2,645	2,229,800
3.50%, 01/25/50(d)	3,675	2,530,321
		4,760,121
Denmark — 0.2%
Kommunekredit, 5.13%, 11/01/27(b)	600	610,470
Finland — 0.4%
Kuntarahoitus OYJ, 3.63%, 10/09/29(c)	1,600	1,546,007
Hong Kong — 4.3%
Airport Authority
1.75%, 01/12/27(c)	1,620	1,537,207
4.75%, 01/12/28(c)	1,680	1,685,954
Hong Kong Government International Bond
0.63%, 02/02/26(c)(d)	2,335	2,250,865
1.38%, 02/02/31(c)	1,700	1,417,425
1.75%, 11/24/31(b)	1,600	1,338,938
2.38%, 02/02/51(c)	800	497,615
4.00%, 06/07/28(c)	650	642,334
4.00%, 06/07/33(c)	1,450	1,385,142
4.25%, 06/07/26(c)(d)	800	799,437
4.25%, 07/24/27(c)	1,500	1,505,019
4.38%, 01/11/26(c)	30	30,017

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
4.50%, 01/11/28(c)	$1,710	$1,715,386
4.63%, 01/11/33(c)(d)	1,500	1,497,406
5.25%, 01/11/53(c)(d)	820	849,641
		17,152,386
Indonesia — 1.1%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(b)(d)	2,280	1,614,310
4.70%, 06/06/32(b)(d)	2,500	2,421,806
5.50%, 07/02/54(b)	280	270,765
		4,306,881
Israel — 0.7%
Israel Government International Bond, 4.50%, 01/17/33(d)	3,075	2,857,019
Japan — 0.6%
Japan Bank for International Cooperation
1.63%, 01/20/27(d)	1,335	1,264,693
4.38%, 10/05/27	750	748,213
4.88%, 10/18/28	450	456,070
		2,468,976
Norway — 0.2%
Kommunalbanken AS, 2.13%, 02/11/25(c)	630	629,698
Peru — 0.3%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(b)	1,040	1,023,581
Qatar — 1.0%
Qatar Government International Bond
4.63%, 05/29/29(b)	1,800	1,797,971
4.75%, 05/29/34(b)	2,400	2,382,049
		4,180,020
Senegal — 3.7%
European Investment Bank
0.63%, 10/21/27	575	521,631
3.75%, 02/14/33	8,260	7,817,163
4.38%, 10/10/31	6,662	6,608,129
		14,946,923
South Korea — 0.9%
Export-Import Bank of Korea
1.75%, 10/19/28(b)	1,455	1,311,107
2.13%, 01/18/32(d)	1,780	1,478,568
Korea Hydro & Nuclear Power Co. Ltd., 5.00%, 07/18/28(b)	800	803,301
		3,592,976
Supranational — 6.3%
Arab Petroleum Investments Corp.
1.48%, 10/06/26(c)(d)	1,140	1,078,027
5.43%, 05/02/29(c)	1,200	1,214,293
Asian Development Bank
1.75%, 08/14/26	1,075	1,034,966
2.13%, 03/19/25(d)	748	745,778
2.38%, 08/10/27(d)	867	827,755
3.13%, 09/26/28	1,445	1,388,546
European Bank for Reconstruction & Development, 1.50%, 02/13/25	1,430	1,428,920
European Investment Bank
0.75%, 09/23/30	2,441	1,998,525
1.63%, 10/09/29	1,919	1,696,569
1.63%, 05/13/31	3,670	3,103,161
2.13%, 04/13/26	2,250	2,194,076
Security	Par (000)	Value
Supranational (continued)
2.38%, 05/24/27	$2,696	$2,584,181
2.88%, 06/13/25(c)	1,200	1,193,542
International Bank for Reconstruction & Development
2.13%, 03/03/25	820	818,431
3.13%, 11/20/25	1,505	1,489,994
International Finance Corp., 2.13%, 04/07/26	2,380	2,320,502
		25,117,266
Sweden — 0.0%
Kommuninvest I Sverige AB, 4.63%, 09/29/28(c)	200	201,958
Total Foreign Government Obligations — 21.7% (Cost: $90,567,583)		86,695,552
Municipal Debt Obligations
United States — 0.4%
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, Class A, 4.24%, 05/15/48 (AGM)	460	392,624
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114(d)	500	428,109
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A, 4.66%, 10/01/27	380	381,531
University of Michigan RB, Class B, 3.50%, 04/01/52	600	441,526
Total Municipal Debt Obligations — 0.4% (Cost: $1,884,960)		1,643,790
Total Long-Term Investments — 98.1% (Cost: $407,698,770)		392,674,612
	Shares
Short-Term Securities
Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(f)(g)(h)	27,709,935	27,723,790
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(f)(g)	4,490,000	4,490,000
Total Short-Term Securities — 8.1% (Cost: $32,202,330)		32,213,790
Total Investments — 106.2% (Cost: $439,901,100)		424,888,402
Liabilities in Excess of Other Assets — (6.2)%		(24,779,170)
Net Assets — 100.0%		$400,109,232

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® USD Green Bond ETF

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,416,643	$—	$(6,686,352)(a)	$(1,580)	$(4,921)	$27,723,790	27,709,935	$31,045 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,030,000	—	(5,540,000)(a)	—	—	4,490,000	4,490,000	39,981	—
				$(1,580)	$(4,921)	$32,213,790		$71,026	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$63,815	$—	$63,815
Corporate Bonds & Notes	—	304,271,455	—	304,271,455
Foreign Government Obligations	—	86,695,552	—	86,695,552
Municipal Debt Obligations	—	1,643,790	—	1,643,790
Short-Term Securities
Money Market Funds	32,213,790	—	—	32,213,790
	$32,213,790	$392,674,612	$—	$424,888,402

Currency Abbreviation
USD	United States Dollar

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® USD Green Bond ETF

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
CMT	Constant Maturity Treasury
PJSC	Public Joint Stock Company

RB	Revenue Bond
SOFR	Secured Overnight Financing Rate